Property and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Property and equipment

7. Property and Equipment

	Production equipment	Office furniture and EDP	Total
At cost
As of January 1, 2020	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2020	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2021	353,488	233,706	587,194

Accumulated depreciation
As of January 1, 2020	(290,491)	(230,031)	(520,522)
Charge for the year	(16,481)	(3,555)	(20,036)
Disposals	—	—	—
As of December 31, 2020	(306,972)	(233,586)	(540,558)
Charge for the year	(46,516)	(119)	(46,635)
Disposals	—	—	—
As of December 31, 2021	(353,488)	(233,705)	(587,193)

Net book value
As of December 31, 2020	46,516	120	46,636
As of December 31, 2021	—	1	1

As of December 31, 2021, and 2020 no items of property and equipment were pledged.